EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFITS AND PAYROLL ACCRUALS [Abstract]
Benefits for vacation and recreation pay	$ 275	$ 332
Liability for payroll, bonuses and wages	963	790
Employee benefits and payroll accruals	$ 1,238	$ 1,122